Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at December 31 consisted of the following (in thousands):

	2016	2015
Refundable value-added tax	$5,229	$12,052
Prepaid customs and duty charges	8,289	5,891
Deposits	8,135	3,140
Deferred expenses	—	2,807
Prepaid rebates	519	523
Other prepaid expenses	8,130	5,531
Other current assets	355	1,393

Total prepaid expenses and other current assets	$30,657	$31,337